Document and Entity Information	May 04, 2026
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	May 04, 2026
Entity File Number	001-39153
Entity Registrant Name	National Healthcare Properties, Inc.
Entity Central Index Key	0001561032
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	38-3888962
Entity Address, Address Line One	540 Madison Ave., 27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	332
Local Phone Number	258-8770
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	NHP
Security Exchange Name	NASDAQ
7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	NHPAP
Security Exchange Name	NASDAQ
7.125% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.125% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	NHPBP
Security Exchange Name	NASDAQ